Product Warranty - Schedule of Accrued Warranty Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Standard Product Warranty Disclosure [Abstract]
Accrued warranty obligation at beginning of year	$ 17,514	$ 11,543	$ 10,840
Actual warranty costs incurred	(13,765)	(13,498)	(14,041)
Warranty provision	16,373	19,820	13,494
Adjustments for changes in estimate	31		725
Currency translation adjustment	(359)	(351)	525
Accrued warranty obligation at end of year	$ 19,794	$ 17,514	$ 11,543